OPTIONS (Tables)	12 Months Ended
Jun. 30, 2018
Options Tables Abstract
Outstanding options
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (yrs)
Executive Officers	900,000	$0.78	2.62
Directors	100,000	$0.40	2.55
Consultants	750,000	$0.70	2.60
	1,750,000

Grant date options
Grant Date	Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Fair Value Expense
January 16, 2018(i)	January 15, 2021	1,000,000	1,000,000	$0.40	$377,024
March 9, 2018(ii)	March 8, 2021	750,000	750,000	$1.15	$800,703

Fair value of options

Stock price	$0.40
Risk-free interest rate	1.78%
Expected life	3 years
Estimated volatility in the market price of the common shares	218%
Dividend yield	Nil

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	3 years
Estimated volatility in the market price of the common shares	213%
Dividend yield	Nil